Organization and Principal Activities (Details) - Schedule of financial statement amounts and balances of the VIE and its subsidiaries - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule of Financial Statement Amounts and Balances of the Vie and Its Subsidiaries [Abstract]
Total assets	$ 27,868,985	$ 30,147,583
Total liabilities	$ 13,229,412	$ 11,110,127